UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE ALL CAP VALUE PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2014

CLEARBRIDGE VARIABLE ALL CAP VALUE PORTFOLIO

Schedule of investments (unaudited)	September 30, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.6%
CONSUMER DISCRETIONARY - 9.4%
Diversified Consumer Services - 0.2%
Sotheby’s Holdings Inc.	3,000	$107,160

Hotels, Restaurants & Leisure - 1.3%
Carnival Corp.	18,020	723,863

Leisure Products - 0.1%
Mattel Inc.	2,250	68,962

Media - 3.0%
Walt Disney Co.	18,840	1,677,325

Multiline Retail - 1.3%
Target Corp.	11,420	715,806

Specialty Retail - 2.9%
Home Depot Inc.	15,440	1,416,466
Pier 1 Imports Inc.	18,370	218,419

Total Specialty Retail		1,634,885

Textiles, Apparel & Luxury Goods - 0.6%
Coach Inc.	9,180	326,900

TOTAL CONSUMER DISCRETIONARY		5,254,901

CONSUMER STAPLES - 1.6%
Food Products - 1.6%
Unilever PLC	22,250	932,425

ENERGY - 12.3%
Energy Equipment & Services - 1.1%
Halliburton Co.	9,730	627,682

Oil, Gas & Consumable Fuels - 11.2%
Chevron Corp.	14,360	1,713,435
Devon Energy Corp.	15,590	1,062,926
Exxon Mobil Corp.	11,410	1,073,111
Hess Corp.	8,500	801,720
Marathon Oil Corp.	8,510	319,891
Newfield Exploration Co.	6,420	237,989	*
Occidental Petroleum Corp.	8,030	772,085
Royal Dutch Shell PLC, ADR, Class B Shares	3,820	302,238

Total Oil, Gas & Consumable Fuels		6,283,395

TOTAL ENERGY		6,911,077

FINANCIALS - 30.2%
Banks - 11.9%
Citigroup Inc.	31,360	1,625,075
First Republic Bank	12,210	602,930
JPMorgan Chase & Co.	28,666	1,726,840
KeyCorp	52,050	693,826
Regions Financial Corp.	81,520	818,461
U.S. Bancorp	28,660	1,198,848

Total Banks		6,665,980

Capital Markets - 8.7%
BlackRock Inc.	2,870	942,278
Franklin Resources Inc.	13,390	731,228
Goldman Sachs Group Inc.	7,020	1,288,662
Greenhill & Co. Inc.	8,947	415,946
State Street Corp.	20,694	1,523,285

Total Capital Markets		4,901,399

Consumer Finance - 1.1%
Synchrony Financial	24,430	599,757	*

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE ALL CAP VALUE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2014

SECURITY	SHARES	VALUE
Insurance - 5.3%
Allied World Assurance Co. Holdings AG	34,580	$1,273,927
Axis Capital Holdings Ltd.	21,210	1,003,869
Chubb Corp.	8,020	730,462

Total Insurance		3,008,258

Real Estate Investment Trusts (REITs) - 2.3%
Pebblebrook Hotel Trust	18,425	687,990
Weyerhaeuser Co.	18,249	581,413

Total Real Estate Investment Trusts (REITs)		1,269,403

Real Estate Management & Development - 0.9%
Jones Lang LaSalle Inc.	4,010	506,623

TOTAL FINANCIALS		16,951,420

HEALTH CARE - 11.4%
Pharmaceuticals - 11.4%
GlaxoSmithKline PLC, ADR	10,760	494,637
Johnson & Johnson	14,570	1,553,016
Merck & Co. Inc.	32,620	1,933,714
Novartis AG, ADR	20,210	1,902,367
Teva Pharmaceutical Industries Ltd., ADR	9,400	505,250

TOTAL HEALTH CARE		6,388,984

INDUSTRIALS - 11.8%
Aerospace & Defense - 5.8%
Boeing Co.	10,870	1,384,621
Honeywell International Inc.	10,510	978,691
Raytheon Co.	8,710	885,110

Total Aerospace & Defense		3,248,422

Airlines - 0.3%
Alaska Air Group Inc.	4,590	199,849

Construction & Engineering - 0.6%
EMCOR Group Inc.	3,965	158,441
Jacobs Engineering Group Inc.	3,230	157,689	*

Total Construction & Engineering		316,130

Industrial Conglomerates - 2.1%
General Electric Co.	38,160	977,659
McDermott International Inc.	39,190	224,167	*

Total Industrial Conglomerates		1,201,826

Machinery - 3.0%
Allison Transmission Holdings Inc.	18,060	514,529
Joy Global Inc.	9,960	543,219
Stanley Black & Decker Inc.	6,790	602,884

Total Machinery		1,660,632

TOTAL INDUSTRIALS		6,626,859

INFORMATION TECHNOLOGY - 16.1%
Communications Equipment - 2.9%
Cisco Systems Inc.	33,080	832,623
Plantronics Inc.	3,470	165,797
Telefonaktiebolaget LM Ericsson, ADR	50,770	639,194

Total Communications Equipment		1,637,614

Internet Software & Services - 2.1%
eBay Inc.	9,800	554,974	*
Yahoo! Inc.	16,030	653,223	*

Total Internet Software & Services		1,208,197

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE ALL CAP VALUE PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2014

SECURITY			SHARES	VALUE
Semiconductors & Semiconductor Equipment - 7.8%
Applied Materials Inc.			89,130	$1,926,099
KLA-Tencor Corp.			9,520	749,986
Teradyne Inc.			33,700	653,443
Texas Instruments Inc.			12,980	619,016
Veeco Instruments Inc.			11,730	409,964	*

Total Semiconductors & Semiconductor Equipment				4,358,508

Software - 0.9%
Symantec Corp.			20,590	484,071

Technology Hardware, Storage & Peripherals - 2.4%
Apple Inc.			8,600	866,450
Samsung Electronics Co., Ltd., GDR			850	476,425	(a)

Total Technology Hardware, Storage & Peripherals				1,342,875

TOTAL INFORMATION TECHNOLOGY				9,031,265

MATERIALS - 3.3%
Chemicals - 1.2%
E.I. du Pont de Nemours & Co.			9,000	645,840

Metals & Mining - 2.1%
BHP Billiton Ltd., ADR			5,930	349,158
Nucor Corp.			15,550	844,054

Total Metals & Mining				1,193,212

TOTAL MATERIALS				1,839,052

TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.2%
AT&T Inc.			18,330	645,949

Wireless Telecommunication Services - 1.3%
Vodafone Group PLC, Sponsored ADR			22,425	737,558

TOTAL TELECOMMUNICATION SERVICES				1,383,507

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $35,020,154)				55,319,490

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 3.1%
Repurchase Agreements - 3.1%
Interest in $1,332,731,000 joint tri-party repurchase agreement dated 9/30/14 with RBS Securities Inc.; Proceeds at maturity - $1,741,000; (Fully collateralized by various U.S. government obligations, 0.125% to 3.875% due 4/15/15 to 2/15/44; Market value - $1,775,820) (Cost - $1,741,000)	0.001%	10/1/14	$1,741,000	1,741,000

TOTAL INVESTMENTS - 101.7% (Cost - $36,761,154#)				57,060,490
Liabilities in Excess of Other Assets - (1.7)%				(933,561)

TOTAL NET ASSETS - 100.0%				$56,126,929

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable All Cap Value Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$55,319,490	—	—	$55,319,490

Short-term investments†	—	$1,741,000	—	1,741,000

Total investments	$55,319,490	$1,741,000	—	$57,060,490

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$20,623,897
Gross unrealized depreciation	(324,561)

Net unrealized appreciation	$20,299,336

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended September 30, 2014, the Portfolio did not invest in any derivative instruments.

4. Subsequent event

In July 2014, the Portfolio’s Board of Trustees approved a reorganization pursuant to which the Portfolio’s assets would be acquired, and its liabilities would be assumed, by ClearBridge Variable Large Cap Value Portfolio (the “Acquiring Portfolio”), in exchange for shares of the Acquiring Portfolio. Shares of the Acquiring Portfolio would be distributed to Portfolio shareholders, and the Portfolio would then be terminated.

Portfolio shareholders will not be asked to vote with respect to the reorganization. The reorganization is expected to be effective on or about December 5, 2014.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	November 25, 2014

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 25, 2014